Note 10 - Capital Stock (Details Textual) - USD ($)		2 Months Ended	6 Months Ended		12 Months Ended
	Jun. 17, 2016	Mar. 31, 2013	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Private Placement [Member]
Proceeds from Issuance of Common Stock	$ 2,280,000
Common Stock, Shares, Issued	750,000
Common Stock, Par or Stated Value Per Share	$ 0.001
Sale of Stock, Price Per Share	$ 3.04
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	1
Payments of Stock Issuance Costs	$ 50,000
Proceeds from Issuance or Sale of Equity	$ 2,230,000
Proceeds from Issuance of Common Stock		$ 33,000,000	$ 1,672,500				$ 30,499,336
Common Stock, Shares, Issued			4,102,577		3,340,507	3,332,839
Common Stock, Par or Stated Value Per Share			$ 0.001		$ 0.001	$ 0.001
Sale of Stock, Price Per Share		$ 60
Payments of Stock Issuance Costs		$ 2,501,000
Proceeds from Issuance or Sale of Equity			$ 2,230,000
Proceeds from Issuance of Warrants			$ 557,500